Selected quarterly financial results (unaudited) (Details 2) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of goods sold	$ 8,240	$ 7,872	$ 8,674	$ 8,760	$ 11,662	$ 9,563	$ 10,127	$ 9,366	$ 33,546		$ 40,718		$ 38,432
Gross Profit	2,078	2,413	2,909	3,201	1,838	3,195	3,264	3,127
Profit	$ (94)	$ 559	$ 802	$ 1,245	$ (822)	$ 1,158	$ 1,102	$ 1,014	$ 2,512	[1]	$ 2,452	[1]	$ 6,556	[1]
Profit per common share (in dollars per share)	$ (0.16)	$ 0.95	$ 1.33	$ 2.06	$ (1.36)	$ 1.89	$ 1.76	$ 1.62	$ 4.23		$ 3.97		$ 10.16
Profit per common share - diluted (in dollars per share)	$ (0.16)	$ 0.94	$ 1.31	$ 2.03	$ (1.36)	$ 1.86	$ 1.73	$ 1.59	$ 4.18	[2]	$ 3.90	[2]	$ 9.95	[2]
Restructuring costs	$ 679								$ 898		$ 432		$ 200
Pre-tax pension and other postretirement benefit plan actuarial losses	(214)				$ (2,634)				(179)		(2,624)		3,441
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of goods sold	8,183	$ 7,954	$ 8,762	$ 8,843	10,499	$ 9,634	$ 10,197	$ 9,437	33,742		39,767		40,727
Gross Profit	2,135	2,331	2,821	3,118	3,001	3,124	3,194	3,056
Profit	$ (87)	$ 368	$ 710	$ 1,111	$ 757	$ 1,017	$ 999	$ 922	$ 2,102		$ 3,695		$ 3,789
Profit per common share (in dollars per share)	$ (0.15)	$ 0.63	$ 1.18	$ 1.84	$ 1.25	$ 1.66	$ 1.60	$ 1.47	$ 3.54		$ 5.99		$ 5.87
Profit per common share - diluted (in dollars per share)	$ (0.15)	$ 0.62	$ 1.16	$ 1.81	$ 1.23	$ 1.63	$ 1.57	$ 1.44	$ 3.50		$ 5.88		$ 5.75
Pre-tax pension and other postretirement benefit plan actuarial losses									$ 0		$ 0		$ 0

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.